SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenue	$ 1,712	$ 2,160	$ 3,502	$ 4,153
Depreciation	328	409	653	823
Exploration, evaluation and project expenses	97	81	170	156
Other expenses (income)	38	(839)	39	(837)
Net (loss) income	(76)	1,137	116	2,026
Share of income (loss)	18	53	52	263
Cost of sales (excluding depreciation)	1,176	1,277	2,328	2,619
Adjustments for gains (losses) on change in fair value of derivatives	(6)	(11)	(29)	(19)
Pierina
Disclosure of operating segments [line items]
Cost of sales (excluding depreciation)	30	47	62	81
Pueblo Viejo
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	119	153	257	274
Cost of sales, attributable to non-controlling interests	70	64	136	125
Share of income (loss)	48	86	118	146
Acacia
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	63	57	120	141
Cost of sales, attributable to non-controlling interests	42	34	82	89
Share of income (loss)	11	0	37	47
Operating segments
Disclosure of operating segments [line items]
Revenue	1,712	2,160	3,502	4,153
Direct mining, royalties and community relations	846	859	1,671	1,780
Depreciation	323	404	642	805
Exploration, evaluation and project expenses	44	35	76	65
Other expenses (income)	44	45	48	62
Net (loss) income	455	817	1,065	1,441
Accretion	20	17	37	31
Operating segments | Barrick Nevada [Member]
Disclosure of operating segments [line items]
Revenue	585	921	1,199	1,567
Direct mining, royalties and community relations	238	277	481	557
Depreciation	139	252	287	459
Exploration, evaluation and project expenses	8	6	10	10
Other expenses (income)	7	8	8	15
Net (loss) income	193	378	413	526
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue	75	26	159	93
Direct mining, royalties and community relations	40	16	78	46
Depreciation	7	2	14	9
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	0	1	0	1
Net (loss) income	28	7	67	37
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue	297	379	653	686
Direct mining, royalties and community relations	134	120	260	240
Depreciation	43	44	84	84
Exploration, evaluation and project expenses	4	0	8	0
Other expenses (income)	1	7	1	7
Net (loss) income	115	208	300	355
Operating segments | Veladero
Disclosure of operating segments [line items]
Revenue	111	115	212	325
Direct mining, royalties and community relations	47	56	92	158
Depreciation	34	0	65	38
Exploration, evaluation and project expenses	2	3	2	3
Other expenses (income)	1	1	1	1
Net (loss) income	27	55	52	125
Operating segments | Lagunas Norte
Disclosure of operating segments [line items]
Revenue	89	126	185	241
Direct mining, royalties and community relations	31	42	58	79
Depreciation	11	17	22	33
Exploration, evaluation and project expenses	2	2	2	3
Other expenses (income)	2	4	4	6
Net (loss) income	43	61	99	120
Operating segments | Acacia
Disclosure of operating segments [line items]
Revenue	176	159	333	391
Direct mining, royalties and community relations	95	73	181	189
Depreciation	23	24	47	59
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	25	8	1	14
Net (loss) income	33	54	104	129
Operating segments | Pascua-Lama
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Direct mining, royalties and community relations	0	0	0	0
Depreciation	3	2	5	4
Exploration, evaluation and project expenses	25	22	48	44
Other expenses (income)	6	6	11	1
Net (loss) income	(34)	(30)	(64)	(49)
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	379	434	761	850
Direct mining, royalties and community relations	261	275	521	511
Depreciation	63	63	118	119
Exploration, evaluation and project expenses	3	2	6	5
Other expenses (income)	2	10	22	17
Net (loss) income	50	84	94	198
Material reconciling items [member]
Disclosure of operating segments [line items]
Exploration, evaluation and project expenses	53	46	94	91
Other expenses (income)	14	(867)	28	(868)
Cost of sales (excluding depreciation)	7	14	15	34
Unrealized Gains (Losses) on Change in Fair Value of Derivatives	0	0	0	3
Hedging gains (losses) for hedge of group of items with offsetting risk positions	$ (1)	$ (8)	$ (2)	$ (14)